UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006

Check here if Amendment |_|; Amendment Number:
  This Amendment (Check only one.):    |_| is a restatement.
                                       |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       JGD Management Corp.
Address:    767 Fifth Avenue
            17th Floor
            New York, NY 10153

Form 13F File Number: 28-05440

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Adam J. Semler
Title:      Chief Financial Officer
Phone:      (212) 300-1300

Signature, Place, and Date of Signing:

 /s/ Adam J. Semler              New York, New York          February 14, 2007
--------------------            --------------------       ---------------------
     [Signature]                 [City, State] [Date]

Report Type (Check only one.):

|X|13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_|13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                             ---------------

Form 13F Information Table Entry Total:           114
                                             ---------------

Form 13F Information Table Value Total:       $4,274,598      (thousands)
                                             ---------------

List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE

       COLUMN 1                            COLUMN 2     COLUMN 3  COLUMN 4        COLUMN 5     COLUMN 6   COLUMN 7     COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                           TITLE OF               VALUE    SHRS OR    SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                              CLASS      CUSIP     (X$1000)  PRN AMT    PRN CALL DISCRETION MANAGERS SOLE  SHARED NONE
AK STEEL HOLDING CORP                      COMMON      001547108  185,900  11,000,000 SH       SOLE                X
ANNTAYLOR STORES CORP                      COMMON      036115103   32,840   1,000,000 SH       SOLE                X
BISYS GROUP INC                            COMMON      055472104    4,454     345,000 SH       SOLE                X
CERIDIAN CORP                              COMMON      15677T106   16,592     593,000 SH       SOLE                X
CIRCUIT CITY STORES INC                    COMMON      172737108   28,470   1,500,000 SH       SOLE                X
CLAIRE'S STORES INC                        COMMON      179584107   43,052   1,299,100 SH       SOLE                X
CONOCOPHILLIPS                             COMMON      20825C104   13,001     180,700 SH       SOLE                X
CONTINENTAL AIRLINES - CL B                COMMON      210795308   10,292     249,500 SH       SOLE                X
ENDO PHARMACEUT HLDGS INC                  COMMON      29264F205   59,863   2,170,532 SH       SOLE                X
ESCHELON TELECOM INC.                      COMMON      296290109    4,649     234,673 SH       SOLE                X
FIBERTOWER CORP                            COMMON      31567R100    5,601     952,615 SH       SOLE                X
FIDELITY NATIONAL INFO SERVICES            COMMON      31620M106   14,667     365,860 SH       SOLE                X
FIRST DATA CORP                            COMMON      319963104   91,989   3,604,600 SH       SOLE                X
FREEPORT-MCMORAN COPPER-B                  COMMON      35671D857    2,787      50,000 SH       SOLE                X
LIMITED INC                                COMMON      532716107  208,148   7,192,400 SH       SOLE                X
MASTERCARD INC                             COMMON      57636Q104   33,211     337,200 SH       SOLE                X
MICROSOFT CORP                             COMMON      594918104   37,247   1,247,400 SH       SOLE                X
MIRANT CORP                                COMMON      60467R100   32,657   1,034,437 SH       SOLE                X
NAVISTAR INTERNATIONAL CORP                COMMON      63934E108   30,421     910,000 SH       SOLE                X
NORFOLK SOUTHERN CORP                      COMMON      655844108  146,517   2,913,438 SH       SOLE                X
NTL INCORPORATED                           COMMON      62941W101    6,476     256,576 SH       SOLE                X
ONEBEACON INSURANCE GROUP LTD              COMMON      B1GN3G6     29,076   1,038,446 SH       SOLE                X
PENTAIR INC                                COMMON      709631105   73,510   2,341,067 SH       SOLE                X
PROGRESSIVE CORP                           COMMON      743315103   56,605   2,337,100 SH       SOLE                X
QIMONDA AG                                 COMMON      746904101  111,625   6,374,912 SH       SOLE                X
QUALCOMM INC                               COMMON      747525103   22,247     588,700 SH       SOLE                X
SHIRE PHARMACEUTICALS                      COMMON      82481R106   83,314   1,349,000 SH       SOLE                X
SPIRIT AEROSYSTEMS HOLDINGS-CL A           COMMON      848574109  117,545   3,511,962 SH       SOLE                X
STARWOOD HOTEL & RESORTS                   COMMON      85590A401  154,545   2,472,714 SH       SOLE                X
TEXAS INDS INC                             COMMON      882491103   44,130     687,062 SH       SOLE                X
U S AIRWAYS GROUP INC                      COMMON      90341W108   31,667     588,062 SH       SOLE                X
UAL CORP                                   COMMON      902549807   88,341   2,007,751 SH       SOLE                X
UNITED HEALTHCARE CORP                     COMMON      91324P102   26,865     500,000 SH       SOLE                X
W R GRACE & CO                             COMMON      38388F108    2,475     125,000 SH       SOLE                X
WINN-DIXIE STORES INC                      COMMON      974280307    5,400     400,000 SH       SOLE                X
ALTRIA GROUP INC                           COMMON      02209S103   28,487     331,939 SH       SOLE                X
AMERICAN EXPRESS CO                        COMMON      025816109   80,574   1,328,073 SH       SOLE                X
AMERICAN TOWER CORP - CL A                 COMMON      029912201   77,327   2,074,231 SH       SOLE                X
ARROWHEAD RESEARCH                         COMMON      042797100   18,004   4,110,429 SH       SOLE                X
ATLAS AIR WORLDWIDE HOLDINGS               COMMON      049164205   64,892   1,458,245 SH       SOLE                X
CHENIERE ENERGY INC                        COMMON      16411R208    9,769     338,368 SH       SOLE                X
CLARUS CORPORATION                         COMMON      182707109    5,642     800,272 SH       SOLE                X
DADE BEHRING INC                           COMMON      23342J206  218,716   5,494,000 SH       SOLE                X
GEOMET INC                                 COMMON      37250U201   19,656   1,890,000 SH       SOLE                X
GILAT SATELLITE NETWORKS LTD               COMMON      M51474118   64,168   8,070,563 SH       SOLE                X
GLOBIX CORP.                               COMMON      37957F200   17,665   4,183,059 SH       SOLE                X
HERCULES OFFSHORE INC                      COMMON      427093109    3,036     105,045 SH       SOLE                X
ICO GLOBAL COM HLDG LTD                    COMMON      44930K108   21,602   4,726,840 SH       SOLE                X
INVESTORS BANCORP INC                      COMMON      46146P102   61,345   3,899,891 SH       SOLE                X
KANSAS CITY SOUTHERN INDS INC              COMMON      485170302   46,028   1,588,262 SH       SOLE                X
LIBERTY MEDIA - INTERACTIVE A              COMMON      53071M104  230,059  10,665,697 SH       SOLE                X
MARINER ENERGY INC                         COMMON      56845T305   18,345     935,974 SH       SOLE                X
NRG ENERGY INC                             COMMON      629377508  151,059   2,697,000 SH       SOLE                X
RCN CORP                                   COMMON      749361200   98,490   3,266,659 SH       SOLE                X
SEARS HOLDING CORP                         COMMON      812350106  238,226   1,418,601 SH       SOLE                X
SUN AMERICAN BANCORP                       COMMON      86664A103   16,966   3,250,250 SH       SOLE                X
AMERICAN POWER CONVERSION CORP             COMMON      029066107   33,582   1,097,800 SH       SOLE                X
EGL INC                                    COMMON      268484102    9,045     303,732 SH       SOLE                X
EQUITY OFFICE PROPERTIES TRUST             COMMON      294741103   61,811   1,283,189 SH       SOLE                X
GRUBB & ELLIS REALTY ADV-UTS               COMMON      400096202    3,983     635,300 SH       SOLE                X
KINDER MORGAN INC                          COMMON      49455P101   17,091     161,614 SH       SOLE                X
OUTBACK STEAKHOUSE INC.                    COMMON      689899102   19,557     498,900 SH       SOLE                X
REALOGY CORP                               COMMON      75605E100   60,640   2,000,000 SH       SOLE                X
REDBACK NETWORKS INC                       COMMON      757209507   16,288     653,100 SH       SOLE                X
SHANGHAI CENTURY ACQUISITION UNITS         COMMON      B13JFZ0      1,750     200,000 SH       SOLE                X
UNIVISION COMMUNICATNS CL A                COMMON      914906102   71,538   2,019,700 SH       SOLE                X
CAREMARK RX INC                            COMMON      141705103  219,919   3,850,800 SH       SOLE                X
EXPRESS SCRIPTS INC                        COMMON      302182100   56,335     786,800 SH       SOLE                X
MEDCO HEALTH SOLUTIONS INC                 COMMON      58405U102   64,181   1,201,000 SH       SOLE                X
NYSE GROUP INC                             COMMON      62949W103    5,682      58,460 SH       SOLE                X
PHELPS DODGE CORP                          COMMON      717265102    3,831      32,000 SH       SOLE                X
S & P 500 INDX PUT OPT 1350.0000 01202007  PUT OPTION  78462F953    1,645      14,300 SH   PUT SOLE                X
S & P 500 INDX PUT OPT 1375.0000 01202007  PUT OPTION  78462F953    4,030      15,500 SH   PUT SOLE                X
S & P 500 INDX PUT OPT 1400.0000 01202007  PUT OPTION  78462F953      768       1,200 SH   PUT SOLE                X
ALCAN INC CALL OPT 40.0000 01192008        CALL OPTION 013716905   12,770      10,340 SH  CALL SOLE                X
ALTRIA GROUP CALL OPT 75.0000 01192008     CALL OPTION 02209S903   14,476      10,340 SH  CALL SOLE                X
AMERICAN EXPRESS CALL OPT 50.0000 01202007 CALL OPTION 025816909    6,540       3,000 SH  CALL SOLE                X
APPLE COMPUTER CALL OPT 85.0000 02172007   CALL OPTION 037833900      557       1,000 SH  CALL SOLE                X
CAREMARK RX INC CALL OPT 60.0000 03172007  CALL OPTION 141705903    1,225      10,000 SH  CALL SOLE                X
EXPRESS SCRIPTS CALL OPT 60.0000 01202007  CALL OPTION 302182900      595         500 SH  CALL SOLE                X
GENERAL MOTORS CALL OPT 30.0000 01202007   CALL OPTION 370442905    1,526      10,170 SH  CALL SOLE                X
GENERAL MOTORS CALL OPT 32.5000 01202007   CALL OPTION 370442905      400      10,000 SH  CALL SOLE                X
HEWLETT PACKRD CALL OPT 30.0000 01202007   CALL OPTION 428236903    5,658       5,029 SH  CALL SOLE                X
MCDONALDS CORP CALL OPT 30.0000 01202007   CALL OPTION 580135901    9,505       6,647 SH  CALL SOLE                X
OMNICARE INC CALL OPT 45.0000 01192008     CALL OPTION 681904908    1,512       5,126 SH  CALL SOLE                X
QUALCOMM INC CALL OPT 35.0000 04212007     CALL OPTION 747525903    7,192      15,500 SH  CALL SOLE                X
QUALCOMM INC CALL OPT 37.5000 04212007     CALL OPTION 747525903    3,200      10,000 SH  CALL SOLE                X
QUALCOMM INC CALL OPT 40.0000 04212007     CALL OPTION 747525903      420       2,000 SH  CALL SOLE                X
SEARS HOLDINGS CALL OPT 160.0000 03172007  CALL OPTION 812350906   10,522       6,877 SH  CALL SOLE                X
SEPRACOR INC CALL OPT 50.0000 01202007     CALL OPTION 817315904    2,168       1,822 SH  CALL SOLE                X
SHIRE PLC CALL OPT 47.5000 01202007        CALL OPTION 82481R906    5,786       4,004 SH  CALL SOLE                X
SHIRE PLC CALL OPT 60.0000 04212007        CALL OPTION 82481R906    3,956       6,705 SH  CALL SOLE                X
CIRCUIT CITY PUT OPT 22.5000 01202007      PUT OPTION  172737958    1,775       5,000 SH   PUT SOLE                X
CIRCUIT CITY PUT OPT 25.0000 01202007      PUT OPTION  172737958    6,000      10,000 SH   PUT SOLE                X
ARROWHEAD WTS @ 5.04 STRIKE 01/24/2011     WARRANTS    042797100        0   1,040,357 SH       SOLE                X
MIRANT CORP WRT @ 21.87 1/3/11             WARRANTS    60467R118    1,615     122,372 SH       SOLE                X
SUN AMERICAN BANCORP WTS 4.00 07212010     WARRANTS    86664A111    2,113   1,625,125 SH       SOLE                X
GILAT CALL OPTIONS                         WARRANTS    M51474908      377   1,000,809 SH       SOLE                X
SPX CORP                                   COMMON      784635104    1,576      25,766 SH       SOLE                X
JOHNSON & JOHNSON                          COMMON      478160104   18,521     280,538 SH       SOLE                X
BANKAMERICA CORP                           COMMON      060505104   51,283     960,476 SH       SOLE                X
TYCO INTL LTD                              COMMON      902124106    9,395     312,051 SH       SOLE                X
AMGEN INC                                  COMMON      031162100    2,023      29,621 SH       SOLE                X
MATTEL INC                                 COMMON      577081102      517      22,800 SH       SOLE                X
NEWMONT MINING CORP                        COMMON      651639106    3,248      71,936 SH       SOLE                X
PFIZER INC                                 COMMON      717081103   13,282     492,556 SH       SOLE                X
PNC FINANCIAL SERVICES GROUP INC           COMMON      693475105    6,549      88,450 SH       SOLE                X
CHEVRON CORPORATION                        COMMON      166751107   27,402     372,658 SH       SOLE                X
VIACOM CLASS B                             COMMON      925524308    2,929      88,970 SH       SOLE                X
DEUTSCHE TELEKOM AG                        COMMON      251566105    1,795      98,631 SH       SOLE                X
WALT DISNEY CO                             COMMON      254687106    7,690     224,400 SH       SOLE                X
WASHINGTON MUTUAL INC                      COMMON      939322103   10,233     224,955 SH       SOLE                X
WELLS FARGO & CO                           COMMON      949746101   15,006     422,000 SH       SOLE                X
FORD MOTOR CO 4.25% 12/15/36               NOTE        345370CF5    5,350   5,000,000 PRN      SOLE                X
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